As filed with the Securities and Exchange Commission on May 7, 2021
Securities Act File No. 333-250811
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 2
(Check appropriate box or boxes)
VALIC COMPANY I
(Exact Name of Registrant as Specified in the Charter)
2919 Allen Parkway
Houston, Texas 77019
(Address of Principal Executive Offices)
Telephone Number: (800) 445-7862
(Area Code and Telephone Number)
Kathleen D. Fuentes, Esq.
SunAmerica Asset Management, LLC
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311-4992
(Name and Address of Agent for Service)
Copies to:
Margery K. Neale, Esq.
Elliot J. Gluck, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099
Approximate Date of Proposed Public Offering: It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.
Title of securities being registered: Shares of common stock, par value $0.01 per share.
Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.
EXPLANATORY NOTE
Part A — Combined Prospectus/Proxy Statement and Part B — Statement of Additional Information, each in the form filed on January 22, 2021 pursuant to Rule 485(b) under the Securities Act of 1933, as amended (File No. 333-250811), are incorporated herein by reference.
This Amendment is being filed in order to file, as Exhibits 12(a) and 12(b) to this Registration Statement, the Opinions of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement.

PART C
OTHER INFORMATION
ITEM 15. INDEMNIFICATION
Article IX of the Registrant’s Restated Articles
(a) The Corporation shall indemnify or advance any expenses to Directors and officers to the extent permitted or required by Section 2-418 of the Maryland General Corporation Law, provided, however, that the Corporation shall only be required to indemnify or advance expenses to any person pursuant to Section 2-418(j)(3) of the Maryland General Corporation Law to the extent specifically approved by resolution adopted by the Board of Directors.
(b) The indemnification provided hereunder shall continue as to a person who has ceased to be a Director or officer, and shall inure to the benefit of the heirs, executors and administrators of such a person.
(c) Nothing contained in this Article shall be construed to protect any Director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties involved in the conduct of his office (“Disabling Conduct”). The means for determining whether indemnification shall be made shall be (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (“Indemnitee”) was not liable by reason of Disabling Conduct, or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, by (a) the vote of a majority of a quorum of Directors who are neither “interested persons” of the Corporation nor parties to the proceeding (“Disinterested Non-Party Directors”), or (b) an independent legal counsel in a written opinion.
(d) Nothing contained in this Article shall be construed to permit the advancement of legal expenses for the defense of a proceeding brought by the Corporation or its security holders against a Director or officer of the Corporation unless an undertaking is furnished by or on behalf of the Indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification, and the Indemnitee complies with at least one of the following conditions: (i) the Indemnitee shall provide a security for his undertaking, (ii) the Corporation shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Directors, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Indemnitee ultimately will be found entitled to indemnification.
Article XI of the Registrant’s By-laws
To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former Director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (b) any individual who, while a Director or officer of the Corporation and at the request of the Corporation, serves or has served as a Director, officer, partner, trustee, member or manager of another corporation, real estate investment trust, limited liability company, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity. The rights to indemnification and advance of expenses provided by the charter of the Corporation and these Bylaws shall vest immediately upon election of a Director or officer. The Corporation may, with the approval of its Board of Directors, provide such indemnification and advance for expenses to an individual who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. Any indemnification or advance of expenses made pursuant to this Article XI shall be subject to applicable requirements of the Investment Company Act and of the charter of the Corporation. The indemnification and payment or reimbursement of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment or reimbursement of expenses may be or may become entitled under any bylaw, resolution, insurance, agreement or otherwise.

Neither the amendment nor repeal of this Article XI, nor the adoption or amendment of any other provision of the charter of the Corporation or these Bylaws inconsistent with this Article XI, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.
Registrant has purchased and maintains liability insurance on behalf of any officer, director, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors’ & Officers’ Professional Liability Insurance Policy of $50 million in the aggregate.
Section 3 of the Investment Advisory Agreement (the “Agreement”) between the Registrant and VALIC provides that VALIC shall not be liable to the Registrant, or to any shareholder of the Registrant, for any act or omission in rendering services under the Agreement, or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of VALIC.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
ITEM 16. EXHIBITS
1.	(a)
Articles of Incorporation. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(b)
Articles Supplementary to the Articles of Incorporation, effective April 10, 1990. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(c)
Articles Supplementary to the Articles of Incorporation, effective September 28, 1990. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(d)
Amendment One to the Articles of Incorporation, effective October 1, 1991. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(e)
Amendment Two to the Articles of Incorporation, effective May 1, 1992. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(f)
Articles Supplementary to the Articles of Incorporation, effective May 1, 1992. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(g)
Articles Supplementary to the Articles of Incorporation, effective January 20, 1994. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(h)
Articles Supplementary to the Articles of Incorporation, effective February 4, 1994. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(i)
Articles Supplementary to the Articles of Incorporation, effective February 4, 1994. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(j)
Articles Supplementary to the Articles of Incorporation, effective May 1, 1995. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(k)
Articles of Amendment to the Articles of Incorporation, effective October 1, 1997. Incorporated herein by reference to Post-Effective Amendment Number 25 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 31, 1997 (Accession No. 0000950129-97-003030).

(l)
Restated Articles of Incorporation, effective December 31, 2001. Incorporated herein by reference to Post-Effective Amendment Number 34 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 14, 2002 (Accession No. 0000950129-02-000177).

(m)
Articles of Amendment to the Articles of Incorporation, effective December 31, 2001. Incorporated herein by reference to Post-Effective Amendment Number 35 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 8, 2002 (File No. 2-83631/811-03738).

(n)
Articles Supplementary to Restated Articles of Incorporation, effective September 30, 2004. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on October 4, 2004 (File No. 2-83631).

(o)
Articles of Amendment to the Articles of Incorporation, effective September 16, 2005. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 13, 2005 (File No. 2-83631).

(p)
Articles Supplementary to Restated Articles of Incorporation, effective September 19, 2005. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 13, 2005 (File No. 2-83631).

(q)
Articles of Amendment to the Articles of Incorporation, effective May 8, 2006. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 2006 (File No. 2-83631).

(r)
Articles of Amendment to the Articles of Incorporation, effective October 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 17, 2007 (File No. 2-83631).

(s)
Articles of Amendment to the Articles of Incorporation, effective December 7, 2007. Incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 5, 2007 (File No. 2-83631).

(t)
Articles Supplementary to Articles of Incorporation, effective March 10, 2008. Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 18, 2008 (File No. 2-83631).

(u)
Articles of Amendment to the Articles of Incorporation, effective March 10, 2008. Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 18, 2008 (File No. 2-83631).

(v)
Articles of Amendment to the Articles of Incorporation, effective October 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2008 (File No. 2-83631).

(w)
Articles of Amendment to the Articles of Incorporation, effective May 1, 2009. Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2009 (File No. 2-83631).

(x)
Articles of Amendment to the Articles of Incorporation, effective June 4, 2010. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 26, 2010 (File No. 2-83631).

(y)
Articles Supplementary to Articles of Incorporation, effective August 3, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(z)
Certificate of Correction, effective March 10, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(aa)
Articles of Restatement, effective March 10, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(bb)
Articles of Amendment to the Articles of Restatement, effective September 30, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(cc)
Articles Supplementary to Articles of Restatement, effective August 14, 2012. Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2012 (File No. 2-83631).

(dd)
Articles of Amendment to the Articles of Incorporation, effective June 16, 2014. Incorporated herein by reference to Post-Effective Amendment No. 68 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 18, 2014 (File No. 2-83631).

(ee)
Form of Articles of Amendment to the Articles of Incorporation, effective September 28, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(ff)
Articles of Amendment to the Articles of Incorporation, effective September 10, 2018. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

(gg)
Articles of Amendment to the Articles of Incorporation, effective June 4, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(hh)
Articles of Amendment to the Articles of Incorporation, effective October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(ii)
Articles of Amendment to the Articles of Incorporation, effective April 27, 2020. Incorporated herein by reference to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 27, 2020 (File No. 2-83631).

(jj)
Articles Supplementary to the Articles of Incorporation, effective August 4, 2020. Incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on August 7, 2020 (File No. 2-83631).

(kk)
Articles Supplementary to the Articles of Incorporation, effective November 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 9, 2020 (File No. 2-83631)

2.	(a)
By-Laws as amended and restated, effective October 29, 1991. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Conversation Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(b)
Amended and Restated Bylaws, effective July 15, 2008. Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2008 (File No. 2-83631).

(c)
Amended and Restated Bylaws, effective January 25, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

3.			None.
4.			Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Prospectus/Proxy Statement included in this Registration Statement).
5.			None.
6.	(a)	(1)
Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and the Registrant, dated August 29, 2001, as amended on August 2, 2004. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2004 (File No. 2-83631).

(2)
Investment Advisory Agreement between VALIC and the Registrant, dated August 29, 2001, as amended on October 2, 2004. Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 20, 2004 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on October 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2005 (File No. 2-83631).

(4)
Amendment No. 3 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on December 5, 2005. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2005 (File No. 2-83631).

(5)
Amendment No. 4 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on May 26, 2006. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 2006 (File No. 2-83631).

(6)
Amendment No. 5 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on October 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 17, 2007 (File No. 2-83631).

(7)
Amendment No. 6 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on December 10, 2007. Incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 5, 2007 (File No. 2-83631).

(8)
Amendment No. 7 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on March 10, 2008. Incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 7, 2008 (File No. 2-83631).

(9)
Amendment No. 8 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on August 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2008 (File No. 2-83631).

(10)
Amendment No. 9 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended October 1, 2009. Incorporated herein by reference to Post-Effective Amendment No.  6 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2009 (File No. 2-83631).

(11)
Amendment No. 10 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended December 1, 2009. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 26, 2010 (File No. 2-83631).

(12)
Amendment No. 11 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended March 26, 2010. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 26, 2010 (File No. 2-83631).

(13)
Amendment No. 12 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended June 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 26, 2010 (File No. 2-83631).

(14)
Amendment No. 13 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended June 7, 2010. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 26, 2010 (File No. 2-83631).

(15)
Form of Amendment No. 14 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended December 19, 2012. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

(16)
Schedule A to the Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended April 27, 2020. Incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2020 (File No. 2-83631).

(17)
Amendment No. 15 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(18)
Amendment No. 16 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended January 25, 2021. Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 25, 2021 (File No. 2-83631).

(b)	(1)
Investment Sub-Advisory Agreement between VALIC and PineBridge Investments, LLC (formerly AIG Global Investment Corp.), dated March 26, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and PineBridge Investments, LLC, dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(c)	(1)
Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated January 1, 2002. Incorporated herein by reference to Post-Effective Amendment Number 35 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 8, 2002 (File No. 2-83631/811-03738).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated December 20, 2004. Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 20, 2004 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated October 19, 2005. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(4)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated October 31, 2007. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(5)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated August 10, 2009. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(6)
Amendment No. 5 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated June 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(7)
Amendment No. 6 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated June 7, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(8)
Form of Amendment No. 7 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated December 19, 2012. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

(9)
Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., (Index Funds), dated March 26, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(10)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management, LLC, (Index Funds), dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(11)
Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management, LLC. (Global Social Awareness Fund and International Equities Index Fund) dated June 16, 2014. Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2014 (File No. 2-83631).

(12)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management, LLC (International Socially Responsible Fund, International Equities Fund and Growth Fund), dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(13)
Amendment No. 8 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(14)
Form of Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(d)	(1)
Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates, Inc. (Science & Technology Fund), dated August 29, 2001. Incorporated herein by reference to Post-Effective Amendment Number 32 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2001 (Accession No. 0000950129-01-503229).

(2)
Amendment No. 3 to the Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates, Inc., dated August 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2008 (File No. 2-83631).

(3)
Amendment No. 4 to the Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates, Inc., dated August 17, 2015. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 24, 2015 (File No. 2-83631).

(4)
Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates, Inc. (Founders/T. Rowe Small Cap Fund), dated August 29, 2001. Incorporated herein by reference to Post-Effective Amendment Number 32 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2001 (Accession No. 0000950129-01-503229).

(e)	(1)
Investment Sub-Advisory Agreement between VALIC and Wellington Management Company LLP, dated August 29, 2001. Incorporated herein by reference to Post-Effective Amendment Number 32 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2001 (Accession No. 0000950129-01-503229).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP, dated January 1, 2002. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on October 2, 2007 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP, dated April 23, 2003. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on October 2, 2007 (File No. 2-83631).

(4)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Science & Technology Fund), dated January 29, 2007. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 19, 2007 (File No. 2-83631).

(5)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Science & Technology Fund), dated October 31, 2007. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(6)
Amendment No. 5 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Value Fund), dated March 14, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(7)
Amendment No. 6 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Systematic Value Fund), dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(8)
Amendment No. 7 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Inflation Protected Fund), dated September 28, 2020. Incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2020.

(9)
Amendment No. 8 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Mid Cap Value Fund, High Yield Bond Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(f)	(1)
Investment Sub-Sub-Advisory Agreement between VALIC, A I M Capital Management, Inc., and INVESCO Institutional (N.A.), Inc., (Real Estate Fund), dated March 10, 2008. Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 18, 2008 (File No. 2-83631).

(2)
Assignment and Assumption Agreement by Invesco Advisers, Inc. of the Investment Sub-Advisory Agreement between VALIC and Invesco Aim Capital Management, Inc. and the Investment Sub-Sub-Advisory Agreement between VALIC, Invesco Aim Capital Management, Inc., and INVESCO Institutional (N.A.), Inc., dated December 31, 2009. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(3)
Investment Sub-Sub-Advisory Agreement between VALIC, Invesco Advisers, Inc., and Invesco Asset Management Limited (Global Real Estate Fund), dated September 28, 2015. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 24, 2015 (File No. 2-83631).

(g)	(1)
Investment Sub-Advisory Agreement between VALIC and Morgan Stanley Investment Management Inc. (Mid Capital Growth Fund), dated December 20, 2004. Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 20, 2004 (File No. 2-83631).

(2)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Morgan Stanley Investment Management Inc., dated January 26, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(3)
Investment Sub-Advisory Agreement between VALIC and Morgan Stanley Investment Management Inc. (International Growth Fund), dated March 8, 2018. Incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 8, 2018 (File No. 2-83631).

(h)	(1)
Investment Sub-Advisory Agreement between VALIC and Massachusetts Financial Services Company (International Growth I Fund), dated June 20, 2005. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 13, 2005 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Massachusetts Financial Services Company, dated October 31, 2007. Incorporated herein by reference to the Registrant’s Form N-SAR filed with the Securities and Exchange Commission on November 30, 2012 (File No. 811-03738).

(3)
Form of Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Massachusetts Financial Services Company (Large Capital Growth Fund), dated September 16, 2013. Incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2013 (File No. 2-83631).

(4)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and Massachusetts Financial Services Company (International Growth Fund), dated February 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(5)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and Massachusetts Financial Services Company (International Opportunities Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(i)	(1)
Investment Sub-Advisory Agreement between VALIC and RCM Capital Management LLC (Science & Technology Fund), dated September 19, 2005. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 13, 2005 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and RCM Capital Management LLC, dated October 31, 2007. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(3)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and Allianz Global Investors U.S. LLC (formerly RCM Capital Management LLC), dated December 7, 2015. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(4)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and Allianz Global Investors U.S. LLC (formerly RCM Capital Management LLC), dated November 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

(j)	(1)
Investment Sub-Advisory Agreement between VALIC and Franklin Advisers, Inc. (Global Strategy Fund), dated December 5, 2005. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 2006 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Franklin Advisers, Inc. (Global Strategy Fund) dated June 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Franklin Advisers, Inc. (Global Strategy Fund) dated January 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Form N-1Aregistration statement filed with the Securities and Exchange Commission on September 28, 2020.

(k)
Investment Sub-Advisory Agreement between Bridgeway Capital Management, Inc. (Small Cap Fund) dated October 1, 2006. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 2006 (File No. 2-83631).

(l)	(1)
Investment Sub-Advisory Agreement between VALIC and Wells Capital Management, Incorporated (Small Cap Aggressive Growth Fund), dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 19, 2007 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Wells Capital Management, Incorporated (Small Cap Aggressive Growth Fund), dated October 31, 2007. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(3)
Assignment and Assumption Agreement by Wells Capital Management, Incorporated of the Investment Sub-Advisory Agreement between VALIC and Evergreen Investment Management Company, LLC dated April 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(4)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Wells Capital Management Incorporated, dated September 10, 2018. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

(m)	(1)
Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC (Core Equity Fund) dated March 5, 2007. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 19, 2007 (File No. 2-83631).

(2)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC (Dividend Value Fund), dated June 7, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(3)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC (Dividend Value Fund), dated August 8, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(4)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC, dated November 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

(5)
Amendment No. 5 to Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC, dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(6)
Amendment No. 6 to Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC, dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(n)	(1)
Investment Sub-Advisory Agreement between VALIC and Goldman Sachs Asset Management, L.P. (Real Estate Fund), dated March 10, 2008. Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 18, 2008 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Goldman Sachs Asset Management, L.P. (Small-Mid Growth Fund), dated August 19, 2013. Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2013 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Goldman Sachs Asset Management, L.P. (Small-Mid Growth Fund), dated September 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2017 (File No. 2-83631).

(4)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and Goldman Sachs Asset Management, L.P. (Systematic Core Fund), dated April 27, 2020. Incorporated herein by reference to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 27, 2020 (File No. 2-83631).

(o)	(1)
Investment Sub-Advisory Agreement between VALIC and RS Investment Management Co., LLC (Small Cap Aggressive Growth Fund), dated August 22, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(2)
Investment Sub-Advisory Agreement between VALIC and Victory Capital Management Inc. (Small Cap Aggressive Growth Fund), dated July 29, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(p)	(1)
Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Emerging Economies Fund, formerly Global Equity Fund), dated October 1, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Government Securities Fund), dated November 14, 2011. Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2012 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Growth & Income Fund), dated September 16, 2013. Incorporated herein by reference to the Registrant’s Form N-SAR filed with the Securities and Exchange Commission on January 28, 2014 (File No. 811-03738).

(4)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Small Cap Fund), dated March 7, 2017. Incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2017 (File No. 2-83631).

(5)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Small Cap Value Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(6)
Amendment No. 5 to Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Asset Allocation Fund), dated January 11, 2021. Incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 11, 2021 (File No. 2-83631).

(7)
Amendment No. 6 to Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Small Cap Growth Fund), dated January 25, 2021. Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 25, 2021 (File No. 2-83631).

(q)
Investment Sub-Advisory Agreement between VALIC and Columbia Management Investment Advisers, LLC (Large Cap Core Fund), dated November 14, 2011. Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2012 (File No. 2-83631).

	(r)	(1)
Form of Investment Sub-Advisory Agreement between VALIC and AllianceBernstein LP (Dynamic Allocation Fund), dated December 19, 2012. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and AllianceBernstein LP (Dynamic Allocation Fund), dated November 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 24, 2015 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and AllianceBernstein LP (Dynamic Allocation Fund), dated December 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(s)
Investment Sub-Advisory Agreement between VALIC and Janus Capital Management LLC (Mid Cap Strategic Growth Fund), dated May 30, 2017. Incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2017 (File No. 2-83631).

(t)
Investment Sub-Advisory Agreement between VALIC and Delaware Investments Fund Advisers (International Opportunities Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(u)
Investment Sub-Advisory Agreement between VALIC and Boston Partners Global Investors, Inc. (Mid Cap Value Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(v)
Investment Sub-Advisory Agreement between VALIC and BMO Asset Management Corp. (Capital Appreciation Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

7.	(a)
Distribution Agreement between Registrant and American General Distributors, Inc., dated October 19, 2005. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 2006 (File No. 2-83631).

(b)
Distribution Agreement between Registrant and SunAmerica Capital Services, Inc. dated June 29, 2013. Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2013 (File No. 2-83631).

8.			None.
9.	(a)
Custodian Contract between Registrant and State Street Bank and Trust Company, dated May 24, 1990. Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(b)
Custodian Fee Schedule between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment Number 25 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 31, 1997 (Accession No. 0000950129-97-003030).

(c)
Amendment to Custodian Contract between Registrant and State Street Bank and Trust Company, dated October 30, 1995. Incorporated herein by reference to Post-Effective Amendment Number 25 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 31, 1997 (Accession No. 0000950129-97-003030).

(d)
Amendment to Custodian Contract, dated October 18, 2000. Incorporated herein by reference to Post-Effective Amendment Number 32 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2001 (Accession No. 0000719423-01-500030).

(e)
Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 19, 2007 (File No. 2-83631).

(f)
Form of Revised Appendix A, effective December 19, 2012, to the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

(g)
Amendment and Revised Fee Schedule, effective November 13, 2013, to the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2014 (File No. 2-83631).

(h)
Form of Revised Appendix A to the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006, as amended October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(i)
Form of Revised Appendix A to the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 25, 2021 (File No. 2-83631).

10.			None.
11.
Opinion and consent of Venable LLP, special counsel for the Registrant. Incorporated herein by reference to the Registrant’s Form N-14/A registration statement filed with the Securities and Exchange Commission on January 15, 2021 (File No. 333-250811).

12.	(a)		Tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, for Large Cap Value Fund is filed herewith.
	(b)		Tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, for Value Fund is filed herewith.
13.	(a)	(1)
Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company effective December 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2009 (File No. 2-83631).

(2)
Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company dated June 9, 2011. Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2012 (File No. 2-83631).

(3)
Form of Second Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2014 (File No. 2-83631).

(4)
Form of Third Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 8, 2018 (File No. 2-83631).

(5)
Form of Fourth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 25, 2021 (File No. 2-83631).

(b)	(1)
Amended and Restated Transfer Agency and Service Agreement between Registrant and VALIC, dated October 30, 2007. Incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 5, 2007 (File No. 2-83631).

(2)
Master Transfer Agency and Service Agreement between Registrant and VALIC, dated February 15, 2009. Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2009 (File No. 2-83631).

(3)
Form of Revised Appendix A, effective December 19, 2012, to the Master Transfer Agency and Service Agreement between Registrant and VALIC, dated February 15, 2009. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

(4)
Master Transfer Agency and Service Agreement between Registrant and VALIC Retirement Services Company, dated September 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2014 (File No. 2-83631).

(c)
Amended and Restated Accounting Services Agreement between Registrant and VALIC effective May 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2001 (File No. 2-83631).

(d)	(1)
Amended and Restated Administrative Services Agreement between Registrant and SunAmerica Asset Management Corp., dated October 30, 2007 (amended Schedule I effective March 10, 2008). Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(2)
Amended and Restated Administrative Services Agreement between Registrant and SunAmerica Asset Management Corp., dated October 30, 2007 (amended Schedule I effective August 14, 2012). Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2012 (File No. 2-83631).

(3)
Form of Revised Schedule I, effective December 19, 2012, to the Amended and Restated Administrative Services Agreement between Registrant and SunAmerica Asset Management Corp., dated October 30, 2007, with Schedule I amended March 10, 2008 and August 14, 2012. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

(4)
Form of Revised Schedule I, effective October 30, 2020, to the Amended and Restated Administrative Services Agreement between Registrant and SunAmerica Asset Management Corp., dated October 30, 2007, with Schedule I amended March 10, 2008, August 14, 2012, December 19, 2012, November 13, 2013 and June 29, 2018. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(5)
Form of Revised Schedule I to the Amended and Restated Administrative Services Agreement between Registrant and SunAmerica Asset Management Corp., dated October 30, 2007. Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 25, 2021 (File No. 2-83631).

(e)
Remote Access Service Agreement between Registrant and State Street Bank and Trust Company, dated August 18, 2003. Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2003 (File No. 2-83631).

(f)	(1)
Amended and Restated Expense Limitation Agreement between Registrant and VALIC effective October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(g)	(1)
Fee Waiver Agreement between Registrant (Health Sciences Fund) and VALIC dated August 17, 2015. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 24, 2015 (File No. 2-83631).

(2)
Advisory Fee Waiver Agreement between Registrant (Growth Fund) and VALIC dated February 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(3)
Amended and Restated Advisory Fee Waiver Agreement between Registrant (Growth Fund) and VALIC dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(4)
Advisory Fee Waiver Agreement between Registrant (International Growth Fund) and VALIC dated February 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(5)
Amended and Restated Advisory Fee Waiver Agreement between Registrant (International Growth Fund) and VALIC dated September 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(6)
Fee Waiver Agreement between Registrant (Dynamic Allocation Fund) and VALIC dated June 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(7)
Advisory Fee Waiver Agreement between Registrant (Small-Mid Growth Fund) and VALIC dated September 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2017 (File No. 2-83631).

(8)
Advisory Fee Waiver Agreement between Registrant (International Growth Fund) and VALIC dated March 8, 2018. Incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 8, 2018 (File No. 2-83631).

(9)
Advisory Fee Waiver Agreement between Registrant (Core Equity Fund) and VALIC dated November 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

(10)
Advisory Fee Waiver Agreement between Registrant (International Value Fund) and VALIC dated September 10, 2018. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

		(11)
Advisory Fee Waiver Agreement between Registrant (Dividend Value Fund) and VALIC dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

		(12)
Advisory Fee Waiver Agreement between Registrant (Systematic Value Fund) and VALIC dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

		(13)
Advisory Fee Waiver Agreement between Registrant (Global Strategy Fund) and VALIC dated January 29, 2020. Incorporated herein by reference to Post-Effective Amendment No. 88 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 29, 2020 (File No. 2-83631).

		(14)
Advisory Fee Waiver Agreement between Registrant (Systematic Core Fund, formerly Growth & Income Fund) and VALIC dated April 27, 2020. Incorporated herein by reference to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 27, 2020 (File No. 2-83631).

		(15)
Advisory Fee Waiver Agreement between Registrant (Large Cap Core Fund) and VALIC dated September 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2020 (File No. 2-83631).

		(16)
Advisory Fee Waiver Agreement between Registrant (Inflation Protected Fund) and VALIC dated September 28, 2020. Incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2020 (File No. 2-83631).

		(17)
Advisory Fee Waiver Agreement between Registrant (Asset Allocation Fund) and VALIC dated January 11, 2021. Incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 11, 2021 (File No. 2-83631).

14.
Consent of PricewaterhouseCoopers LLC, independent registered public accounting firm for the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed with the Securities and Exchange Commission on January 22, 2021 (File No. 333-250811).

15.			None.
16.			Power of Attorney. Incorporated herein by reference to the Registrant’s Form N-14 registration statement filed with the Securities and Exchange Commission on November 20, 2020 (File No. 333-250811).
17.	(a)	(1)	Form of Proxy Card. Incorporated herein by reference to the Registrant’s Form N-14/A registration statement filed with the Securities and Exchange Commission on January 15, 2021 (File No. 333-250811).
		(2)
Form of Voting Instruction Card. Incorporated herein by reference to the Registrant’s Form N-14/A registration statement filed with the Securities and Exchange Commission on January 15, 2021 (File No. 333-250811).

		(3)
Form of Voting Instruction Card/Group Authorization Card. Incorporated herein by reference to the Registrant’s Form N-14/A registration statement filed with the Securities and Exchange Commission on January 15, 2021 (File No. 333-250811).

		(4)
Form of Voting Instruction Card/Group Authorization Card (403(b)). Incorporated herein by reference to the Registrant’s Form N-14/A registration statement filed with the Securities and Exchange Commission on January 15, 2021 (File No. 333-250811).

ITEM 17. UNDERTAKINGS
(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City and the State of New Jersey, on May 7, 2021.
VALIC Company I, on behalf of Systematic Value Fund

By:	/s/ John T. Genoy
John T. Genoy President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
	Signature	Title	Date

	/s/ John T. Genoy	President (Principal Executive Officer)	May 7, 2021
John T. Genoy

	/s/ Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	May 7, 2021
Gregory R. Kingston

	*	Director	May 7, 2021
Thomas J. Brown

	*	Director	May 7, 2021
Judith Craven

	*	Director	May 7, 2021
Yvonne Montgomery Curl

	*	Director	May 7, 2021
Timothy J. Ebner

	*	Director	May 7, 2021
Peter A. Harbeck

	*	Director	May 7, 2021
Kenneth J. Lavery

	*	Director	May 7, 2021
Eric S. Levy

	*	Director	May 7, 2021
John E. Maupin, Jr.

*By:	/s/ Christopher J. Tafone		May 7, 2021
Christopher J. Tafone Attorney-in-Fact

SCHEDULE OF EXHIBITS TO FORM N-14
Ex. Number	Description
12(a)	Tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, for Large Cap Value Fund.
12(b)	Tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, for Value Fund.